Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Intangible Asset Charges [Member]	Dec. 31, 2011 Intangible Asset Charges [Member]	Dec. 29, 2012 Purchased Technology And Patents [Member] Intangible Asset Charges [Member]	Dec. 28, 2013 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 29, 2012 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 28, 2013 Maximum [Member]	Dec. 28, 2013 Building and Building Improvements [Member] Minimum [Member]	Dec. 28, 2013 Building and Building Improvements [Member] Maximum [Member]	Dec. 28, 2013 Machinery and Equipment [Member] Minimum [Member]	Dec. 28, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 28, 2013 Other Capitalized Property Plant and Equipment [Member] Minimum [Member]	Dec. 28, 2013 Other Capitalized Property Plant and Equipment [Member] Maximum [Member]	Jun. 07, 2013 Spinal Modulation [Member]
Equity Security Ownership Interest And Allocated Value For Purchase Option	$ 33																$ 40
Pre-tax gain on sale of investment	13	14	0
Financing Receivable, Allowance for Credit Losses, Write-downs	9		57
Allowance for Doubtful Accounts Receivable, Current	45	47
Property, Plant and Equipment, Useful Life											15 years	39 years	3 years	15 years	3 years	7 years
Depreciation	218	196	203
Finite-Lived Intangible Asset, Useful Life									3 years	20 years
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				29
Impairment of Intangible Assets, Finite-lived					$ 52	$ 31	$ 13	$ 2